OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
                      Supplement dated March 3, 1999 to the
                        Prospectus dated January 29, 1999

The Prospectus is changed as follows:

1. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is changed as follows:

     The Fund will not invest more than 20% of its total assets in inverse floaters.

2. The third sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is changed as follows:

     The Fund will not invest more than 15% of its net assets in illiquid securities.


March 3, 1999                                               PS0860.010


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                   OPPENHEIMER INSURED MUNICIPAL FUND
                      Supplement dated March 3, 1999 to the
                        Prospectus dated January 29, 1999

The Prospectus is changed as follows:

1. The last sentence of the paragraph entitled "Inverse Floaters Have Special Risks" on page 11 is changed as follows:

      The Fund will not invest more than 20% of its total assets in inverse floaters.

2. The fourth sentence of the paragraph entitled "Illiquid and Restricted Securities" on page 12 is changed as follows:

      The Fund will not invest more than 15% of its net assets in illiquid securities.

March 3, 1999                                                 PS0865.009